Other Payables	3 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Other Payables

Other payables consist of the following:

	As of
	December 31, 2011	September 30, 2011
	(Unaudited)	(Audited)
Other Payables	$33,976	$33,162

The balances of other payables mainly include audit fees and other office expense payables.